Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Gain (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2022	$ 2,042	$ 10,557,136	$ (1,549,388)	$ 1,399	$ (656)	$ 9,010,533
Balance (in Shares) at Dec. 31, 2022	20,421,593
Issuance of common stock for services	$ 77	593,363				593,440
Issuance of common stock for services (in Shares)	770,000
Fair value of warrants issued for services		276,920				276,920
Other comprehensive gain (loss)				(4,431)		(4,431)
Net loss			(6,773,381)		(5,875)	(6,779,256)
Balance at Dec. 31, 2023	$ 2,119	11,427,419	(8,322,769)	(3,032)	(6,531)	3,097,206
Balance (in Shares) at Dec. 31, 2023	21,191,593
Fair value of warrants issued for services		46,480				46,480
Other comprehensive gain (loss)				(300)		(300)
Net loss			(617,246)		(1,381)	(618,627)
Balance at Mar. 31, 2024	$ 2,119	11,473,899	(8,940,015)	(3,332)	(7,912)	2,524,759
Balance (in Shares) at Mar. 31, 2024	21,191,593
Balance at Dec. 31, 2023	$ 2,119	11,427,419	(8,322,769)	(3,032)	(6,531)	3,097,206
Balance (in Shares) at Dec. 31, 2023	21,191,593
Net loss						(1,719,213)
Balance at Sep. 30, 2024	$ 2,123	11,574,355	(10,036,023)	(2,010)	(12,490)	1,525,955
Balance (in Shares) at Sep. 30, 2024	21,236,503
Balance at Dec. 31, 2023	$ 2,119	11,427,419	(8,322,769)	(3,032)	(6,531)	3,097,206
Balance (in Shares) at Dec. 31, 2023	21,191,593
Issuance of common stock for services	$ 674	47,026				47,700
Issuance of common stock for services (in Shares)	6,744,910
Fair value of warrants issued for services		185,920				185,920
Other comprehensive gain (loss)				(3,290)		(3,290)
Net loss			(2,319,958)		(8,337)	(2,328,295)
Balance at Dec. 31, 2024	$ 2,793	11,660,365	(10,642,727)	(6,322)	(14,868)	999,241
Balance (in Shares) at Dec. 31, 2024	27,936,503
Balance at Mar. 31, 2024	$ 2,119	11,473,899	(8,940,015)	(3,332)	(7,912)	2,524,759
Balance (in Shares) at Mar. 31, 2024	21,191,593
Issuance of common stock	$ 4	7,496				7,500
Issuance of common stock (in Shares)	44,910
Fair value of warrants issued for services		46,480				46,480
Other comprehensive gain (loss)				3,370		3,370
Net loss			(494,641)		(2,184)	(496,825)
Balance at Jun. 30, 2024	$ 2,123	11,527,875	(9,434,656)	38	(10,096)	2,085,284
Balance (in Shares) at Jun. 30, 2024	21,236,503
Fair value of warrants issued for services		46,480				46,480
Other comprehensive gain (loss)				(2,048)		(2,048)
Net loss			(601,367)		(2,394)	(603,761)
Balance at Sep. 30, 2024	$ 2,123	11,574,355	(10,036,023)	(2,010)	(12,490)	1,525,955
Balance (in Shares) at Sep. 30, 2024	21,236,503
Balance at Dec. 31, 2024	$ 2,793	11,660,365	(10,642,727)	(6,322)	(14,868)	999,241
Balance (in Shares) at Dec. 31, 2024	27,936,503
Issuance of common stock for services	$ 1,623	114,427				116,050
Issuance of common stock for services (in Shares)	16,225,000
Other comprehensive gain (loss)				362		362
Net loss			(383,802)		106	(383,696)
Balance at Mar. 31, 2025	$ 4,416	11,774,792	(11,026,529)	(5,960)	(14,762)	731,957
Balance (in Shares) at Mar. 31, 2025	44,161,503
Balance at Dec. 31, 2024	$ 2,793	11,660,365	(10,642,727)	(6,322)	(14,868)	999,241
Balance (in Shares) at Dec. 31, 2024	27,936,503
Net loss						(1,781,366)
Balance at Sep. 30, 2025	$ 5,219	12,646,745	(12,422,776)	(8,559)	(16,185)	204,444
Balance (in Shares) at Sep. 30, 2025	52,190,074
Balance at Mar. 31, 2025	$ 4,416	11,774,792	(11,026,529)	(5,960)	(14,762)	731,957
Balance (in Shares) at Mar. 31, 2025	44,161,503
Issuance of common stock for services	$ 150	80,350				80,500
Issuance of common stock for services (in Shares)	1,500,000
Issuance of common stock with warrants	$ 42	104,958				105,000
Issuance of common stock with warrants (in Shares)	420,000
Issuance of common stock with notes payable	$ 46	29,214				29,260
Issuance of common stock with notes payable (in Shares)	460,000
Other comprehensive gain (loss)				(803)		(803)
Net loss			(448,389)		(809)	(449,198)
Balance at Jun. 30, 2025	$ 4,654	11,989,314	(11,474,918)	(6,763)	(15,571)	496,716
Balance (in Shares) at Jun. 30, 2025	46,541,503
Issuance of common stock for services	$ 553	638,833				639,386
Issuance of common stock for services (in Shares)	5,528,571
Issuance of common stock with warrants	$ 8	19,992				20,000
Issuance of common stock with warrants (in Shares)	80,000
Issuance of common stock with notes payable	$ 4	3,196				3,200
Issuance of common stock with notes payable (in Shares)	40,000
Stock issuance costs		(4,590)				(4,590)
Other comprehensive gain (loss)				(1,796)		(1,796)
Net loss			(947,858)		(614)	(948,472)
Balance at Sep. 30, 2025	$ 5,219	$ 12,646,745	$ (12,422,776)	$ (8,559)	$ (16,185)	$ 204,444
Balance (in Shares) at Sep. 30, 2025	52,190,074